PROPERTY, PLANT AND EQUIPMENT - Other disclosures (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment
Property, plant and equipment pledged as collateral	R$ 22,693,183	R$ 16,332,447
Property, plant and equipment, interest costs capitalized	R$ 959,967	R$ 1,160,364
Average monthly rate of interest capitalization	11.17%	10.98%
Asset retirement obligation	R$ 65,327,000	R$ 52,566,000
Land
Property, Plant and Equipment
Property, plant and equipment pledged as collateral	24,427	3,198,674
Buildings
Property, Plant and Equipment
Property, plant and equipment pledged as collateral	1,755,082	1,947,075
Machinery, equipment and facilities
Property, Plant and Equipment
Property, plant and equipment pledged as collateral	20,442,189	10,393,344
Work in progress
Property, Plant and Equipment
Property, plant and equipment pledged as collateral	427,998	649,081
Other
Property, Plant and Equipment
Property, plant and equipment pledged as collateral	R$ 43,487	R$ 144,273